Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (641,795)	$ (19,573)	$ (432,421)
Change in defined obligation due to decrease in actuarial assumption	687,690	20,973	467,308
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	646,395	19,713	425,080
Change in defined obligation due to decrease in actuarial assumption	$ (607,402)	$ (18,524)	$ (397,988)